Accrued Expenses: Summary of accrued expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Accrued Consulting Fees	$ 220,631	$ 178,224
Credit Cards Payable	149,122	181,318
Accrued Interest Payable	51,786
Reserve for Warranty	1,717	25,241
Warrant Exercise Liability		8,000
Accrued Expenses, total	$ 423,256	$ 394,530